Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligation

The following summarizes the changes in the asset retirement obligation during the period:

	Year ended December 31,
	2025	2024
Asset retirement obligation, beginning of year	$751,834	$549,171
Liabilities incurred	-	124,184
Changes in estimated obligations	(16,000)	-
Accretion of expense	70,965	78,479
Asset retirement obligation, end of year	$806,799	$751,834